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October 13, 2009

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attn: Mr. Jay Ingram

  Re:
  STR Holdings (New) LLC
  Registration Statement on Form S-1
  File No. 333-162376

Dear Mr. Ingram:

        On behalf of our client, STR Holdings (New) LLC (the "Company"), we are transmitting herewith via the EDGAR system for filing with the Securities and Exchange Commission Amendment No. 1 (the "Amendment") to the Registration Statement on Form S-1 of the Company (File No. 333-162376), together with exhibits thereto (the "Registration Statement").

        Set forth below in bold are comments in the Staff's comment letter of October 7, 2009, in connection with Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-152683) of STR Holdings LLC. Immediately following each of the Staff's comments is the Company's response to that comment, including, where applicable, a cross-reference to the location of changes made in response to the Staff's comment. For your convenience, each of the numbered paragraphs below corresponds to the numbered comment in the Staff's comment letter and includes the caption used in the comment letter.

General

1.
To the extent that you have any financial information available for the recently completed quarter, please provide a Recent Developments section to disclose and discuss such information.

  The Company acknowledges the Staff's comment. The Company intends to disclose in a subsequent amendment to the Registration Statement financial information for the recently completed quarter. The Company has revised the disclosure on pages 9-11 to present the form in which such financial information will be presented.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 46

Goodwill, page 56

2.
We note your response to comment 6 in our letter dated September 14, 2009. It appears to us that you should include some of the supplemental information that you provided on pages 5 and 6 of your response letter in your filing. Also, if you have determined that either of your reporting units has an estimated fair value that is not substantially in excess of its carrying value, please provide the following disclosures for each reporting unit:

•
The percentage by which fair value exceeds carrying value as of the most recent step-one test.

•
The amount of goodwill.

  •
  A description of the material assumptions that drive estimated fair value.

  •
  A discussion of the uncertainties associated with each key assumption. For example, to the extent that you include assumptions in your discounted cash flow model that materially deviate from your historical results, please include a discussion of these assumptions.

  •
  A discussion of any other potential events and/or circumstances that could have a negative effect on estimated fair value.

  Alternatively, if you have determined that the estimated fair values of each of your reporting units substantially exceed their carrying values, please disclose this determination.

  The Company acknowledges the Staff's comment and has revised the disclosure on page 61 in response to the Staff's comment.

Executive and Director Compensation, page 99

Summary Compensation Table, 105

3.
We note your response to and revised disclosure in response to comment 9 in our letter dated September 14, 2009; however, we reissue the comment in part. Please explain in more detail how you determined the amount Mr. Jilot received pursuant to the Non-Equity Incentive Plan, which is contained in the Non-Equity Incentive Plan Compensation column in the Summary Compensation Table. On pages 102 and 103, we note the Company achieved certain corporate performance goals which rendered Mr. Jilot eligible to receive 100% of his base salary. On page 112, we further note that Mr. Jilot's base salary as of January 1, 2008 was $500,000. Therefore, it is unclear to us why Mr. Jilot received $422,600 under the Non-Equity Incentive Plan. Please advise or revise accordingly.

  The Company acknowledges the Staff's comment and has revised the disclosure on page 113 in response to the Staff's comment. The Company supplementally advises the Staff that the Company's achievement of the specified corporate performance goals did render Mr. Jilot eligible to receive 100% of his base salary in Non-Equity Incentive Plan Compensation, or $500,000. The Company corrected its disclosure accordingly.

2008 Grants of Plan-Based Awards, page 107

4.
As discussed in comment 9 in our letter dated September 14, 2009, we note that there are certain additional conditions for the corporate performance targets which must be met before the named executive officers are entitled to a certain percentage of base salary. Please discuss these conditions in greater detail and explain how these conditions work with the threshold, target, and maximum performance goals disclosed on pages 102 and 103. For example, we note that 80% of the budgeted EBITDA is $62,968.16, which falls below the threshold EBITDA goal disclosed on page 102. Please explain how the award under the Non-Equity Incentive Plan would be calculated if actual EBITDA fell in between 80% of the target and the threshold level disclosed on page 102.

  The Company acknowledges the Staff's comment and has revised the disclosure on pages 108-110 and 114 in response to the Staff's comment.

*    *    *    *

        If it would expedite the review of the information provided herein, please do not hesitate to call me at (212) 310-8971.

Sincerely yours,
/s/ ALEXANDER D. LYNCH Alexander D. Lynch
cc:
Dennis L. Jilot, STR Holdings (New) LLC
Barry A. Morris, STR Holdings (New) LLC
Joseph C. Radziewicz, STR Holdings (New) LLC
Alan F. Denenberg, Esq., Davis Polk & Wardwell LLP